NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases
The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2018 and 2017:

	2018	2017
Total minimum lease payments to be received	$83,536,203	$86,731,625
Less: Amounts representing estimated executory costs	-	-
Minimum lease payments receivable	83,536,203	86,731,625
Less: unearned income, representing interest	(7,947,361)	(9,140,852)
Present value of minimum lease receivable	75,588,842	77,590,773
Less: Allowance for uncollectible receivables	(3,943,125)	(867,316)
Net investment in direct financing leases	$71,645,717	$76,723,457

Schedule of Future Minimum Lease Receipts
Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

June 30, 2018
Within 1 year	$37,545,218
2 years	25,560,390
3 years	17,974,396
4 years	2,456,199
5 years	-
Total minimum finance lease receivables	$83,536,203

Schedule of Allowance for Uncollectible and Minimum Lease Payments Receivables
The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2018 and 2017 were as following:

	For the years ended June 30,
	2018	2017	2016

Allowance for uncollectible receivables at the beginning of year	$867,316	$858,362	$302,401
Provision for lease payment receivables - specific	3,194,090	-	-
(Reversal of provision) Provision - general	(85,570)	27,332	597,444
Effect of foreign currency translation	(32,711)	(18,378)	(41,483)
Allowance for uncollectible receivables at the end of year	$3,943,125	$867,316	$858,362

	June 30, 2018	June 30, 2017
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$3,139,155	$-
Collectively evaluated for impairment	803,970	867,316
Ending balance	$3,943,125	$867,316

Minimum lease payments receivable
Individually evaluated for impairment	$3,139,155	$-
Collectively evaluated for impairment	80,397,048	86,731,625
Ending balance	$83,536,203	$86,731,625

Summary of Risk Classification of Direct Financing Lease Receivables	The risk classification of direct financing lease receivables is as follows:
	June 30, 2018	June 30, 2017

Normal	$80,397,048	$86,731,625
Abnormal	3,139,155	-
Total	$83,536,203	$86,731,625